Other Long-term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Long-term compensation liability	$ 3.5	$ 5.2
Lease inducement	36.4	40.0
Onerous contracts provision	8.4	8.8
Other long-term liabilities	$ 48.3	$ 54.0